Parent Company Only Financial Information – Atotech Limited (Tables) - Separate [member]	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of separate statements of profit or loss
Statements of Profit or loss

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020 Restated
Selling, general and administrative expenses	(18.7)	(7.4)

Operating profit (loss)	(18.7)	(7.4)

Interest expense	(0.2)	—
Other income (expense), net	0.0	—

Income (loss) before income taxes	(19.0)	(7.4)

Income tax expense	—	—

Net income (loss)	(19.0)	(7.4)

Summary of separate statements of financial position
Statements of Financial Position

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020 Restated
Assets
Non-current assets
Investments in subsidiaries	567.8	95.6

Total non-current assets	567.8	95.6

Current assets
Prepaid expenses	0.0	3.5
Cash and cash equivalents	0.1	0.0

Total current assets	0.1	3.5

Total assets	567.9	99.1

Liabilities & shareholders’ equity
Shareholders’ equity
Common shares and preferred shares	19.5	95.6
Paid-in surplus and retained earnings	517.8	(7.1)

Total shareholders’ equity	537.3	88.5

Non-current liabilities
Borrowings	12.9	0.9
Thereof from subsidiaries	12.9	0.9

Total non-current liabilities	12.9	0.9

Current liabilities
Trade payables	14.8	9.3
Thereof from subsidiaries	14.0	7.4
Personnel Liabilities (RSU Settlement)	2.8	—
Current Financial debt	0.1	—
Thereof from subsidiaries	0.1	—
Tax liabilities	0.0	0.4

Total current liabilities	17.6	9.7

Total liabilities & shareholders’ equity	567.9	99.1

Summary of separate statement of cash flows

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020
Operating activities
Net loss	(19.0)	(7.4)
Adjustments to reconcile net loss to cash used in operating activities:
Non-cash financial costs	0.2	—
Personnel costs - Share-based payment	9.5	—
Interest paid	(0.2)	—
Taxes paid	(0.1)	—
(Increase)/decrease in trade receivables and other assets	(2.1)	(3.5)
Increase/(decrease) in trade payables and other liabilities	(1.5)	10.0

Cash flow used in operating activities	(13.2)	(0.9)

Investing activities
Investment in subsidiaries	(472.2)	—

Cash flow used in investing activities	(472.2)	—

Financing activities
Issuance of shares	473.4	—
Issuance of non-current debt	12.0	—
Increase (decrease) in current borrowings	0.1	0.9

Cash flow provided by financing activities	485.5	0.9

Net (decrease)/increase in cash and cash equivalents	0.1	0.0

Cash and cash equivalents at the beginning of the period	0.0	—

Cash and cash equivalents at the end of the period	0.1	0.0